FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset, Holding [Line Items]
Digital asset, at cost	$ 18,646,000		$ 18,646,000		$ 15,217,000
Impairment of digital assets			0	$ 5,851,000	5,859,000	$ 572,000
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Crypto Asset, Holding [Line Items]
Digital asset, at cost	1,500,000		1,500,000		1,500,000
Impairment of digital assets	$ 0	$ 0	$ 0	$ 5,900,000	$ 5,900,000